Aptus Deferred Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

PURCHASED OPTIONS - 91.6% (a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 59.9%			$–
Invesco QQQ Trust Series 1		–	$–
Expiration: 08/14/2025; Exercise Price: $245.00	$8,757,655	155	$4,966,463
Expiration: 08/14/2025; Exercise Price: $250.00	43,166,764	764	24,098,539
Expiration: 08/14/2025; Exercise Price: $450.00	11,978,212	212	2,455,683
Expiration: 11/21/2025; Exercise Price: $250.00	22,826,404	404	12,851,240
iShares 7-10 Year Treasury Bond ETF		–	$–
Expiration: 08/14/2025; Exercise Price: $93.67	45,855,680	4,832	582,014
Expiration: 11/21/2025; Exercise Price: $94.90	13,703,560	1,444	239,704
Total Call Options			45,193,643

Put Options - 31.7%			$–
Invesco QQQ Trust Series 1		–	$–
Expiration: 08/14/2025; Exercise Price: $550.00	11,978,212	212	58,162
Expiration: 08/14/2025; Exercise Price: $745.00	8,757,655	155	2,770,303
Expiration: 08/14/2025; Exercise Price: $750.00	43,166,764	764	14,036,231
Expiration: 11/21/2025; Exercise Price: $750.00	22,826,404	404	7,071,212
Total Put Options			23,935,908
TOTAL PURCHASED OPTIONS (Cost $68,898,747)			69,129,551

U.S. TREASURY BILLS - 7.9%		Par	Value
U.S. Treasury Bills - 7.9%
4.28%, 11/12/2025 (e)(f)		$6,000,000	5,927,356
TOTAL U.S. TREASURY BILLS (Cost $5,927,556)			5,927,356

SHORT-TERM INVESTMENTS - 0.1%		Shares	Value
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.22% (g)		100,387	100,387
TOTAL SHORT-TERM INVESTMENTS (Cost $100,387)			100,387

TOTAL INVESTMENTS - 99.6% (Cost $74,926,690)			75,157,294
Other Assets in Excess of Liabilities - 0.4%			320,121
TOTAL NET ASSETS - 100.0%			$75,477,415
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	FLexible EXchange Option.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of July 31, 2025.
(f)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2025 is $3,951,560.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Aptus Deferred Income ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.9)% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Invesco QQQ Trust Series 1		–	$–
Expiration: 08/14/2025; Exercise Price: $550.00	$(11,978,212)	(212)	$(396,071)
Expiration: 08/14/2025; Exercise Price: $745.00	(8,757,655)	(155)	(175)
Expiration: 08/14/2025; Exercise Price: $750.00	(43,166,764)	(764)	(848)
Expiration: 11/21/2025; Exercise Price: $750.00	(22,826,404)	(404)	(1,616)
Total Call Options			(398,710)

Put Options - (0.4)%
Invesco QQQ Trust Series 1		–	$–
Expiration: 08/14/2025; Exercise Price: $245.00	(8,757,655)	(155)	(223)
Expiration: 08/14/2025; Exercise Price: $250.00	(43,166,764)	(764)	(1,108)
Expiration: 08/14/2025; Exercise Price: $450.00	(11,978,212)	(212)	(1,506)
Expiration: 11/21/2025; Exercise Price: $250.00	(22,826,404)	(404)	(8,080)
iShares 7-10 Year Treasury Bond ETF		–	$–
Expiration: 08/14/2025; Exercise Price: $93.67	(45,855,680)	(4,832)	(55,133)
Expiration: 11/21/2025; Exercise Price: $94.90	(13,703,560)	(1,444)	(183,388)
Total Put Options			(249,438)
TOTAL WRITTEN OPTIONS (Premiums received $894,605)			$(648,148)

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange Option.
(b)	Exchange-traded.
(c)	100 shares per contract.

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA7 (a)	Goldman Sachs	Receive	EFFR	Termination	05/14/2030	$37,543,950	$507,954
Net Unrealized Appreciation (Depreciation)							$507,954

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.
(a) The Systematic Swap Series (“RCXTSOA7” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index generally is made up of S&P Index options. As of July 31, 2025, the components of the Index are provided below.

The underlying components of the index as of July 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Purchased/(Sold)	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly P6225 Index	08/01/2025	(142.24)	(265)	0.00%
S&P 500 Weekly P6235 Index	08/01/2025	(81.08)	(188)	0.00%
S&P 500 Weekly P6240 Index	08/01/2025	(112.69)	(294)	0.00%
S&P 500 Weekly P6265 Index	08/01/2025	(173.69)	(815)	0.00%
S&P 500 Weekly P6275 Index	08/01/2025	(1234.67)	(7,301)	-0.02%
S&P 500 Weekly P6215 Index	08/04/2025	(80.79)	(355)	0.00%
S&P 500 Weekly P6235 Index	08/04/2025	(112.70)	(682)	0.00%
S&P 500 Weekly P6240 Index	08/04/2025	(494.77)	(3,230)	-0.01%
S&P 500 Weekly P6280 Index	08/04/2025	(141.68)	(1,736)	-0.01%
S&P 500 Weekly P6210 Index	08/05/2025	(174.50)	(1,206)	0.00%
S&P 500 Weekly P6220 Index	08/05/2025	(80.80)	(634)	0.00%
S&P 500 Weekly P6225 Index	08/05/2025	(113.03)	(949)	0.00%
S&P 500 Weekly P6230 Index	08/05/2025	(140.66)	(1,257)	0.00%
S&P 500 Weekly P6195 Index	08/06/2025	(113.23)	(883)	0.00%
S&P 500 Weekly P6210 Index	08/06/2025	(81.03)	(745)	0.00%
S&P 500 Weekly P6225 Index	08/06/2025	(141.66)	(1,545)	-0.01%
S&P 500 Weekly P6180 Index	08/07/2025	(81.17)	(707)	0.00%
S&P 500 Weekly P6260 Index	08/07/2025	(141.87)	(2,714)	-0.01%
S&P 500 Weekly P6280 Index	08/08/2025	(141.22)	(3,735)	-0.01%
S&P 500 Weekly P6260 Index	08/11/2025	(140.93)	(3,637)	-0.01%
S&P 500 Weekly P6270 Index	08/12/2025	(141.31)	(4,536)	-0.01%
S&P 500 Weekly P6240 Index	08/13/2025	(141.18)	(4,020)	-0.01%
S&P 500 Weekly P6260 Index	08/14/2025	(141.63)	(4,994)	-0.01%
S&P 500 Weekly P6295 Index	08/15/2025	(141.33)	(6,571)	-0.02%
S&P 500 Weekly P6300 Index	08/18/2025	(140.82)	(7,193)	-0.02%
S&P 500 Weekly P6310 Index	08/19/2025	(140.87)	(7,910)	-0.02%
S&P 500 Weekly P6310 Index	08/20/2025	(140.79)	(8,236)	-0.02%
S&P 500 Weekly P6360 Index	08/21/2025	(140.75)	(11,059)	-0.03%
S&P 500 Weekly P6360 Index	08/22/2025	(139.97)	(11,410)	-0.03%
S&P 500 Weekly P6390 Index	08/25/2025	(139.92)	(13,528)	-0.04%
S&P 500 Weekly P6390 Index	08/26/2025	(139.52)	(13,749)	-0.04%
S&P 500 Weekly P6370 Index	08/27/2025	(139.57)	(12,771)	-0.04%
S&P 500 Weekly P6360 Index	08/28/2025	(139.88)	(12,783)	-0.04%
S&P 500 Weekly P6340 Index	08/29/2025	(140.05)	(11,933)	-0.03%
Total Options Contracts			(163,571)	-0.44%
Cash
Cash			37,707,521	100.44%
Total Underlying Positions			$37,543,950	100.00%

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Deferred Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$69,129,551	$–	$69,129,551
U.S. Treasury Bills	–	5,927,356	–	5,927,356
Money Market Funds	100,387	–	–	100,387
Total Investments	$100,387	$75,056,907	$–	$75,157,294

Other Financial Instruments:
Total Return Swaps*	$–	$507,954	$–	$507,954
Total Other Financial Instruments	$–	$507,954	$–	$507,954

Liabilities:
Investments:
Written Options	$–	$(648,148)	$–	$(648,148)
Total Investments	$–	$(648,148)	$–	$(648,148)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments, Schedule of Written Options, and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.